Provisions (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in other provisions [abstract]
Other provisions		$ 7,197	$ 3,698
Additions		663	4,227
Share of loss in associates and joint ventures		2,612
Used during the period / year		(248)
Recoveries		(78)	(747)
Liabilities incorporated by business combination (Note 4)			737
Currency translation adjustment		(308)	19
Inflation adjustment		(74)	(20)
Other provisions		9,764	7,197
Legal Claims [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[1]	1,640	1,694
Additions	[1]	461	498
Used during the period / year	[1]	(237)
Recoveries	[1]	(73)	(503)
Deconsolidation (see Note 4.(l))			(439)
Liabilities incorporated by business combination (Note 4)	[1]		391
Currency translation adjustment	[1]	(19)	19
Inflation adjustment		(74)	(20)
Other provisions	[1]	1,698	1,640
Investments In Associates And Joint Ventures [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[2]	3,815	112
Additions	[2]	12	3,703
Share of loss in associates and joint ventures	[2]	2,612
Used during the period / year	[2]
Recoveries	[2]	(5)
Deconsolidation (see Note 4.(l))
Liabilities incorporated by business combination (Note 4)	[2]
Currency translation adjustment	[2]	(374)
Inflation adjustment
Other provisions	[2]	6,060	3,815
Site Dismantling And Remediation [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[3]	257	288
Additions	[3]		17
Share of loss in associates and joint ventures	[3]
Used during the period / year	[3]	(11)
Recoveries	[3]		(95)
Deconsolidation (see Note 4.(l))
Liabilities incorporated by business combination (Note 4)	[3]		47
Currency translation adjustment	[3]	(7)
Inflation adjustment
Other provisions	[3]	239	257
Onerous Contracts [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[4]		442
Additions	[4]		9
Share of loss in associates and joint ventures	[4]
Used during the period / year	[4]
Recoveries	[4]		(219)
Deconsolidation (see Note 4.(l))			(278)
Liabilities incorporated by business combination (Note 4)	[4]		46
Currency translation adjustment	[4]
Inflation adjustment
Other provisions	[4]
Other Provisions [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[5]	1,485	1,162
Additions	[5]	190
Share of loss in associates and joint ventures	[5]
Used during the period / year	[5]
Recoveries	[5]		70
Deconsolidation (see Note 4.(l))
Liabilities incorporated by business combination (Note 4)	[5]		253
Currency translation adjustment	[5]	92
Inflation adjustment
Other provisions	[5]	$ 1,767	$ 1,485

[1]	Additions and recoveries are included in "Other operating results, net"
[2]	Corresponds to the equity interest in New Lipstick with negative equity. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".
[3]	The Group's companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements
[4]	Provisions for other contractual obligations include a series of obligations resulting from a contractual liability or law, regarding which there is a high degree of uncertainty as to the terms and the necessary amounts to discharge such liability.
[5]	In November 2009, PBC's Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt that currently amounts to NIS 106. The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.